                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                          KANSAS CITY, MISSOURI 64111

February 7, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re: American Century Mutual Funds, Inc. (1933 Act File No. 2-14213)
    American Century Investment Trust (1933 Act File No. 33-65170)
    American Century Capital Portfolios, Inc. (1933 Act File No. 33-64872)
    American Century Quantitative Equity Funds, Inc. (1933 Act File No. 33-19589)
    American Century World Mutual Funds, Inc. (1933 Act File No. 33-39242)
    American Century Strategic Asset Allocations, Inc. (1933 Act File No. 33-79482)
    American Century Municipal Trust (1933 Act File No. 2-91229)
    (collectively, the "Registrants")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, the  Registrants hereby  certify that the form of  prospectus  the  Registrants  would have filed under  paragraph (b) of Rule 497 would not have differed from that  contained in
Post-Effective  Amendment No. 1 to the  Registration  Statements on Form N-14 of
the Registrants, the text of which was filed electronically on January 27, 2006.

     If you have any  questions  about this filing,  please  contact me at (816)
340-7276.

                                     Sincerely,

                                     /s/ Brian L. Brogan
                                     ---------------------------------------
                                     Brian L. Brogan
                                     Vice President and
                                     Associate General Counsel
BLB/dnh